                                [NATIONWIDE LOGO]




                                       MFS
                                    VARIABLE
                                     ACCOUNT

                                  ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31, 1998







                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

                               [NATIONWIDE LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                           [PHOTO OF JOSEPH J. GASPER]


                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 1998 annual report of the MFS Variable Account.

Equity markets again defied the odds in 1998 to tally a fourth straight year of double-digit gains, as measured by the major indices. This surprise came following the breathtaking correction during the third quarter that gave us a broad double-digit retreat. Fixed income investments also provided respectable returns in 1998, supported by the continued low inflationary environment and favorable Federal Reserve actions.

The performance of the American economy continues strong into 1999. However, we believe the persisting slump in Asia and recent difficulties in Latin America will inevitably take their toll and dampen growth in the United States. This moderation, we think, will be healthy for our economy and get us back to a more sustainable growth level. We look for interest rates to continue within the range of the recent past, and we expect inflation to remain subdued. Moreover, we remain optimistic about long-term prospects for U.S. business activity; holders of financial assets should continue to profit from the anticipated favorable investment climate.

We are pleased you have chosen our Company to provide the investment products and services to help you meet your retirement savings and financial planning goals.





                              /s/ JOSEPH J. GASPER
                           ---------------------------
                           Joseph J. Gasper, President
                                February 16, 1999

                              MFS VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1998

ASSETS:
   Investments at market value:
        MFS Series Trust IV - MFS(R) Money Market Fund (MFSMyMkt)
          51,380,279 shares (cost $51,380,279)................................................. $  51,380,279

        Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
          4,679,626 shares (cost $56,993,702)..................................................    74,452,903

        Massachusetts Investors Trust - Class A (MFSInvTr)
          2,808,459 shares (cost $40,873,652)..................................................    56,871,288

        MFS(R) Bond Fund - Class A (MFSBdFd)
          2,104,769 shares (cost $27,725,725)..................................................    27,972,374

        MFS(R) Emerging Growth Fund - Class A (MFSEmGro)
          361,409 shares (cost $11,801,045)....................................................    16,118,820

        MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
          8,836,350 shares (cost $111,729,747).................................................   140,939,788

        MFS(R) High Income Fund - Class A (MFSHiInc)
          5,007,676 shares (cost $26,642,197)..................................................    25,639,299

        MFS(R) Research Fund - Class A (MFSRsrch)
          2,116,064 shares (cost $35,565,608)..................................................    53,219,009

        MFS(R) Total Return Fund - Class A (MFSTotRe)
          4,328,472 shares (cost $61,515,481)..................................................    64,753,946

        MFS(R) World Governments Fund - Class A (MFSWdGvt)
          508,222 shares (cost $5,630,353).....................................................     5,366,825

        Nationwide Separate Account Trust - Money Market Fund (NSATMyMkt)
          1,364,403 shares (cost $1,364,403)...................................................     1,364,403
                                                                                                -------------
             Total assets......................................................................   518,078,934

Accounts payable...............................................................................        80,197
                                                                                                -------------

Contract owners' equity (note 4)............................................................... $ 517,998,737
                                                                                                =============






See accompanying notes to financial statements.

-------------------------------------------------------------------------------

                              MFS VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                       TOTAL                              MFSMYMKT
                                                        ---------------------------------    --------------------------------
                                                              1998               1997              1998              1997
                                                        --------------     --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends..............................    $   10,369,909         11,168,972         2,582,102         2,705,836
  Mortality, expense and administration
    charges (note 2):
      Non-Spectrum..................................            (7,274)            (7,145)           (2,584)           (1,774)
      Spectrum......................................        (6,596,560)        (6,379,466)         (687,836)         (743,925)
                                                        --------------     --------------    --------------    --------------
    Net investment activity.........................         3,766,075          4,782,361         1,891,682         1,960,137
                                                        --------------     --------------    --------------    --------------

  Proceeds from mutual fund shares sold.............       130,394,580        110,071,003        20,441,104        20,610,321
  Cost of mutual fund shares sold...................       (99,402,881)       (93,780,092)      (20,441,104)      (20,610,321)
                                                        --------------     --------------    --------------    --------------
      Realized gain (loss) on investments...........        30,991,699         16,290,911                 -                 -
  Change in unrealized gain (loss) on investments...        18,094,682         28,874,119                 -                 -
                                                        --------------     --------------    --------------    --------------
      Net gain (loss) on investments................        49,086,381         45,165,030                 -                 -
                                                        --------------     --------------    --------------    --------------
  Reinvested capital gains..........................        34,176,159         35,833,931                 -                 -
                                                        --------------     --------------    --------------    --------------
         Net increase (decrease) in contract owners'
             equity resulting from operations........       87,028,615         85,781,322         1,891,682         1,960,137
                                                        --------------     --------------    --------------    --------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..................................       21,666,010         20,353,980           898,913         1,100,898
  Transfers between funds............................                -                  -         4,471,627           415,137
  Redemptions........................................      (86,101,187)       (73,887,620)       (9,288,873)       (9,257,435)
  Annuity benefits...................................         (577,607)          (575,900)          (78,290)          (93,817)
  Annual contract maintenance charge (note 2)........         (219,538)          (313,759)          (39,671)          (52,111)
  Contingent deferred sales charges (note 2).........         (103,039)          (110,645)          (11,571)          (18,363)
  Adjustments to maintain reserves...................         (135,171)          (207,752)          (51,614)          (61,628)
                                                        --------------     --------------    --------------    --------------
      Net equity transactions........................      (65,470,532)       (54,741,696)       (4,099,479)       (7,967,319)
                                                        --------------     --------------    --------------    --------------

Net change in contract owners' equity................       21,558,083         31,039,626        (2,207,797)       (6,007,182)
Contract owners' equity beginning of period..........      496,440,654        465,401,028        53,627,515        59,634,697
                                                        --------------     --------------    --------------    --------------
Contract owners' equity end of period................   $  517,998,737        496,440,654        51,419,718        53,627,515
                                                        ==============      ==============   ==============    ==============



                                                                     MFSGRSTK                               MFSINVTR
                                                          --------------------------------     ---------------------------------
                                                              1998               1997               1998              1997
                                                          -------------     --------------     --------------     --------------
INVESTMENT ACTIVITY:
  Reinvested dividends..............................             23,643             24,246            455,006            539,189
  Mortality, expense and administration
    charges (note 2):
      Non-Spectrum..................................             (1,370)              (981)              (512)              (390)
      Spectrum......................................           (825,562)          (610,905)          (727,278)          (654,266)
                                                          -------------     --------------     --------------     --------------
    Net investment activity.........................           (803,289)          (587,640)          (272,784)          (115,467)
                                                          -------------     --------------     --------------     --------------

  Proceeds from mutual fund shares sold.............         12,931,854          9,529,571         14,054,623          8,177,991
  Cost of mutual fund shares sold...................         (9,211,452)        (9,428,903)        (8,943,542)        (6,155,456)
                                                          -------------     --------------     --------------     --------------
      Realized gain (loss) on investments...........          3,720,402            100,668          5,111,081          2,022,535
  Change in unrealized gain (loss) on investments...         11,624,106          9,294,338          2,981,251          7,256,714
                                                          -------------     --------------     --------------     --------------
      Net gain (loss) on investments................         15,344,508          9,395,006          8,092,332          9,279,249
                                                          -------------     --------------     --------------     --------------
  Reinvested capital gains..........................          5,881,907          8,263,416          2,957,888          3,629,713
                                                          -------------     --------------     --------------     --------------
         Net increase (decrease) in contract owners'
            equity resulting from operations........         20,423,126         17,070,782         10,777,436         12,793,495
                                                          -------------     --------------     --------------     --------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..................................         3,149,739          3,635,654          1,696,074          1,942,537
  Transfers between funds............................         6,233,843          2,687,926           (555,795)         2,765,560
  Redemptions........................................        (9,503,275)        (6,922,257)        (8,819,189)        (6,309,234)
  Annuity benefits...................................           (44,622)           (28,863)           (36,360)           (29,288)
  Annual contract maintenance charge (note 2)........           (17,039)           (23,238)           (16,463)           (23,465)
  Contingent deferred sales charges (note 2).........            (8,106)            (7,888)            (6,772)            (6,896)
  Adjustments to maintain reserves...................           (71,184)            (5,034)               241             11,801
                                                          -------------     --------------     --------------     --------------
         Net equity transactions.....................          (260,644)          (663,700)        (7,738,264)        (1,648,985)
                                                          -------------     --------------     --------------     --------------

Net change in contract owners' equity................        20,162,482         16,407,082          3,039,172         11,144,510
Contract owners' equity beginning of period..........        54,292,591         37,885,509         53,834,266         42,689,756
                                                          -------------     --------------     --------------     --------------
Contract owners' equity end of period................        74,455,073         54,292,591         56,873,438         53,834,266
                                                          =============     ==============     ==============     ==============

                                                                     (Continued)

                              MFS VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                                    MFSBDFD                              MFSEMGRO
                                                       ---------------------------------      ------------------------------
                                                              1998              1997              1998              1997
                                                       ---------------    --------------      -------------    -------------
INVESTMENT ACTIVITY:
   Reinvested dividends............................    $    1,859,739          2,107,121                  -                -
   Mortality, expense and administration
     charges (note 2):
        Non-Spectrum...............................              (223)              (457)                 -                -
        Spectrum...................................          (373,037)          (396,245)          (197,843)        (203,090)
                                                       --------------     --------------      -------------    -------------
      Net investment activity......................         1,486,479          1,710,419           (197,843)        (203,090)
                                                       --------------     --------------      -------------    -------------

   Proceeds from mutual fund shares sold...........         8,377,135          9,333,099          6,632,123         5,262,476
   Cost of mutual fund shares sold.................        (7,948,902)       (10,135,867)        (3,476,772)       (2,905,959)
                                                       --------------     --------------      -------------     -------------
      Realized gain (loss) on investments..........           428,233           (802,768)         3,155,351         2,356,517
   Change in unrealized gain (loss) on
        investments................................        (1,155,208)         1,637,890            352,115           300,196
                                                       --------------     --------------      -------------     -------------
      Net gain (loss) on investments...............          (726,975)           835,122          3,507,466         2,656,713
                                                       --------------     --------------      -------------     -------------
   Reinvested capital gains........................            88,925                  -            148,843           146,983
                                                       --------------     --------------      -------------     -------------
        Net increase (decrease) in contract owners'
          equity resulting from operations.........           848,429          2,545,541          3,458,466         2,600,606
                                                       --------------     --------------      -------------     -------------
EQUITY TRANSACTIONS:
   Purchase payments received from
      contract owners..............................         1,160,385          1,559,363          1,154,923         1,031,633
   Transfers between funds.........................           401,769           (108,298)          (431,140)         (178,233)
   Redemptions.....................................        (4,211,550)        (6,948,653)        (3,810,007)       (2,704,987)
   Annuity benefits................................           (47,201)           (60,635)            (2,440)           (2,476)
   Annual contract maintenance charge (note 2).....           (11,467)           (18,981)            (8,292)          (12,951)
   Contingent deferred sales charges (note 2)......            (7,214)           (10,920)            (2,556)           (2,146)
   Adjustments to maintain reserves................             1,684            (51,904)             7,905             2,834
                                                       --------------     --------------      -------------     -------------
      Net equity transactions......................        (2,713,594)        (5,640,028)        (3,091,607)       (1,866,326)
                                                       --------------     --------------      -------------     -------------

Net change in contract owners' equity..............        (1,865,165)        (3,094,487)           366,859           734,280
Contract owners' equity beginning of period........        29,838,111         32,932,598         15,752,071        15,017,791
                                                       --------------     --------------      -------------     -------------
Contract owners' equity end of period..............        27,972,946         29,838,111         16,118,930        15,752,071
                                                       ==============     ==============      =============     =============

                                                                   MFSGROPP                             MFSHIINC
                                                       ---------------------------------     --------------------------------
                                                            1998               1997               1998              1997
                                                       -------------      --------------     --------------    --------------
INVESTMENT ACTIVITY:
   Reinvested dividends............................                -                   -          2,551,491         2,822,103
   Mortality, expense and administration
     charges (note 2):
        Non-Spectrum...............................           (1,632)             (2,660)              (195)             (245)
        Spectrum...................................       (1,730,709)         (1,645,003)          (385,733)         (429,680)
                                                       -------------      --------------     --------------    --------------
     Net investment activity.......................       (1,732,341)         (1,647,663)         2,165,563         2,392,178
                                                       -------------      --------------     --------------    --------------

   Proceeds from mutual fund shares sold...........       26,360,076          18,780,010          9,322,459        11,960,059
   Cost of mutual fund shares sold.................      (18,002,705)        (13,831,419)        (8,501,775)      (11,497,057)
                                                       -------------      --------------     --------------    --------------
      Realized gain (loss) on investments..........        8,357,371           4,948,591            820,684           463,002
   Change in unrealized gain (loss) on
        investments................................       10,467,937           5,338,318         (2,867,726)          659,402
                                                       -------------      --------------     --------------    --------------
      Net gain (loss) on investments...............       18,825,308          10,286,909         (2,047,042)        1,122,404
                                                       -------------      --------------     --------------    --------------
    Reinvested capital gains.......................       15,210,020          15,812,829                  -                 -
                                                       -------------      --------------     --------------    --------------
        Net increase (decrease) in contract owner'
           equity resulting from operations........       32,302,987          24,452,075            118,521         3,514,582
                                                       -------------      --------------     --------------    --------------
EQUITY TRANSACTIONS:
   Purchase payments received from
      contract owners..............................        7,638,546           4,422,563          1,174,207         2,014,240
   Transfers between funds.........................       (2,801,413)         (1,615,174)        (1,577,321)       (1,592,252)
   Redemptions.....................................      (23,389,524)        (16,045,965)        (5,316,140)       (6,332,971)
   Annuity benefits................................         (151,243)           (146,801)           (91,832)          (96,044)
   Annual contract maintenance charge (note 2).....          (65,520)            (88,671)           (18,489)          (25,213)
   Contingent deferred sales charges (note 2)......          (26,490)            (30,681)            (5,958)           (9,241)
   Adjustments to maintain reserves................           74,516             (82,131)            15,656            19,507
                                                       -------------      --------------     --------------    --------------
         Net equity transactions...................      (18,721,128)        (13,586,860)        (5,819,877)       (6,021,974)
                                                       -------------      --------------     --------------    --------------

Net change in contract owners' equity..............       13,581,859          10,865,215         (5,701,356)       (2,507,392)
Contract owners' equity beginning of period........      127,367,533         116,502,318         31,354,959        33,862,351
                                                       -------------      --------------     --------------    --------------
Contract owners' equity end of period..............      140,949,392         127,367,533         25,653,603        31,354,959
                                                       =============      ==============     ==============    ==============

                              MFS VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                                        MFSRSRCH                              MFSTOTRE
                                                          -----------------------------------     --------------------------------
                                                                1998                 1997               1998            1997
                                                          ---------------      --------------     --------------    --------------
INVESTMENT ACTIVITY:
   Reinvested dividends.............................       $            -                   -          2,489,803         2,616,792
   Mortality, expense and administration
      charges (note 2):
        Non-Spectrum................................                 (639)               (508)              (119)             (130)
        Spectrum....................................             (682,488)           (653,475)          (891,862)         (921,479)
                                                           --------------      --------------     --------------    --------------
      Net investment activity.......................             (683,127)           (653,983)         1,597,822         1,695,183
                                                           --------------      --------------     --------------    --------------

   Proceeds from mutual fund shares sold............           13,014,940           8,666,290         15,210,192        13,549,787
   Cost of mutual fund shares sold..................           (7,349,389)         (4,983,282)       (11,393,719)       (9,954,406)
                                                           --------------      --------------     --------------    --------------
      Realized gain (loss) on investments...........            5,665,551           3,683,008          3,816,473         3,595,381
   Change in unrealized gain (loss) on                          3,200,984           3,267,694         (6,519,824)        1,350,731
        investments.................................       --------------      --------------     --------------    --------------
                                                                8,866,535           6,950,702         (2,703,351)        4,946,112
      Net gain (loss) on investments................       --------------      --------------     --------------    --------------
                                                                1,963,781           2,277,894          7,924,795         5,669,396
   Reinvested capital gains.........................       --------------      --------------     --------------    --------------

        Net increase (decrease) in contract owners'            10,147,189           8,574,613          6,819,266        12,310,691
           equity resulting from operations.........       --------------      --------------     --------------    --------------

EQUITY TRANSACTIONS:
   Purchase payments received from
      contract owners...............................            2,457,685           2,733,275            902,584           979,319
   Transfers between funds..........................           (2,366,157)            (25,300)        (1,753,702)       (1,533,328)
   Redemptions......................................           (8,304,556)         (6,469,698)       (11,867,669)      (10,543,599)
   Annuity benefits.................................              (53,782)            (47,531)           (62,970)          (61,621)
   Annual contract maintenance charge (note 2)......              (14,862)            (22,942)           (22,436)          (37,178)
   Contingent deferred sales charges (note 2).......              (11,114)             (6,702)           (19,514)          (15,080)
   Adjustments to maintain reserves.................               17,075               8,745           (134,203)          (50,752)
                                                           --------------      --------------     --------------    --------------
        Net equity transactions.....................           (8,275,711)         (3,830,153)       (12,957,910)      (11,262,239)
                                                           --------------      --------------     --------------    --------------

Net change in contract owners' equity...............            1,871,478           4,744,460         (6,138,644)        1,048,452
Contract owners' equity beginning of period.........           51,364,151          46,619,691         70,728,523        69,680,071
                                                           --------------      --------------     --------------    --------------
Contract owners' equity end of period...............           53,235,629          51,364,151         64,589,879        70,728,523
                                                           ==============      ==============     ==============    ==============

                                                                       MFSWDGVT                                 NSATMYMKT
                                                            ---------------------------------    --------------------------------
                                                                 1998                 1997            1998               1997
                                                            -------------       -------------    --------------    --------------

INVESTMENT ACTIVITY:
   Reinvested dividends.............................              331,281             260,144            76,844            93,541
   Mortality, expense and administration
     charges (note 2):
        Non-Spectrum................................                    -                   -                 -                 -
        Spectrum....................................              (74,693)            (97,514)          (19,519)          (23,884)
                                                            -------------      --------------    --------------    --------------
     Net investment activity........................              256,588             162,630            57,325            69,657
                                                            -------------      --------------    --------------    --------------


   Proceeds from mutual fund shares sold............            3,720,395           2,902,749           329,679         1,298,650
   Cost of mutual fund shares sold..................           (3,803,842)         (2,978,772)         (329,679)       (1,298,650)
                                                            -------------      --------------    --------------    --------------
      Realized gain (loss) on investments...........              (83,447)            (76,023)                -                 -
   Change in unrealized gain (loss) on
        investments.................................               11,047            (231,164)                -                 -
                                                            -------------      --------------    --------------    --------------
      Net gain (loss) on investments................              (72,400)           (307,187)                -                 -
                                                            -------------      --------------    ---------------  ---------------
   Reinvested capital gains.........................                    -              33,700                 -                 -
                                                            -------------      --------------    --------------    --------------

         Net increase (decrease) in contract owners'              184,188            (110,857)           57,325            69,657
            equity resulting from operations........        -------------      --------------    --------------    --------------

EQUITY TRANSACTIONS:
   Purchase payments received from
      contract owners...............................            1,419,862             860,719            13,092            73,779
   Transfers between funds..........................           (1,619,685)           (784,407)           (2,026)          (31,631)
   Redemptions......................................           (1,282,444)         (1,841,069)         (307,960)         (511,752)
   Annuity benefits.................................               (8,867)             (8,824)                -                 -
   Annual contract maintenance charge (note 2)......               (3,409)             (6,389)           (1,890)           (2,620)
   Contingent deferred sales charges (note 2).......               (1,880)             (2,323)           (1,864)             (405)
   Adjustments to maintain reserves.................                4,802                 913               (49)             (103)
                                                            -------------      --------------    --------------    --------------
         Net equity transactions....................           (1,491,621)         (1,781,380)         (300,697)         (472,732)
                                                            -------------      --------------    --------------    --------------

Net change in contract owners' equity...............           (1,307,433)         (1,892,237)         (243,372)         (403,075)
Contract owners' equity beginning of period.........            6,673,369           8,565,606         1,607,565         2,010,640
                                                            -------------      --------------    --------------    --------------
Contract owners' equity end of period...............            5,365,936           6,673,369         1,364,193         1,607,565
                                                            =============      ==============    ==============    ==============

-------------------------------------------------------------------------------

                              MFS VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1998 AND 1997



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         MFS Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Massachusetts Financial Services. Presently, the contracts are not actively marketed.

     (b) The Contracts

         Prior to February 12, 1979, the contracts purchased provided for a front-end sales charge and certain other fees. Beginning February 12, 1979, only contracts (Spectrum) without a front-end sales charge but with a contingent deferred sales charge and certain other fees were offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following funds:

              MFS Series Trust IV - MFS(R) Money Market Fund (MFSMyMkt)

              Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)

              Massachusetts Investors Trust - Class A (MFSInvTr)

              MFS(R) Bond Fund - Class A (MFSBdFd)

              MFS(R) Emerging Growth Fund - Class A (MFSEmGro)

              MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)

              MFS(R) High Income Fund - Class A (MFSHiInc)

              MFS(R) Research Fund - Class A (MFSRsrch)

              MFS(R) Total Return Fund - Class A (MFSTotRe)

              MFS(R) World Governments Fund - Class A (MFSWdGvt)

              Nationwide Separate Account Trust - Money Market Fund (NSATMyMkt)
                  (managed for a fee by an affiliated investment advisor)


         At December 31, 1998, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Internal Revenue Service issued Rev. Rul. 81-225 on September 25, 1981 and IR-82-19 on February 3, 1982. The effect of Rev. Rul. 81-225 was to treat non-tax qualified contract holders, who purchased contracts or made purchase payments after December 31, 1980, as the owners of the underlying mutual fund shares for Federal income tax purposes. However, for 1981, IR-82-19 did provide limited relief from the ruling. Therefore, the Company maintained a capital gain reserve liability, for all realized and unrealized capital gains existing on or before December 31, 1981.

         During 1982 and most of 1983, the Company continued to maintain contract values which reflected a capital gain reserve liability for those contracts and contract values affected by Rev. Rul. 81-225. On December 16, 1983, the Company adjusted the affected (81-225) contract values in order to treat the respective contract owners as the owners of the underlying shares for Federal income tax purposes, as intended by the ruling. As a result of this adjustment, contract owners' equity was restored with amounts previously deducted to maintain the capital gain reserve liability.

         Because of the aforementioned, the Company no longer provides for income taxes within the Account. Presently, taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     Net purchase payments received on contracts issued before February 12, 1979 represent gross contributions by the contract owners less a charge of 7.75% by the Company to cover sales expenses.The Company does not deduct a sales charge from purchase payments made for contracts issued beginning February 12, 1979. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from the owner's contract value a contingent deferred sales charge equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender, or the amount surrendered; no sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company on each contract (Non-Spectrum) issued prior to February 12, 1979: (a) a contract issue charge of $15 assessed against the initial purchase payment and a $15 annual contract maintenance charge assessed against each contract by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.20%, respectively. Contract charges on contracts (Spectrum) issued beginning February 12, 1979 include: (a) an annual contract maintenance charge of $30 which is satisfied by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1998, for each series, in both the accumulation and payout phases. Due to the nature of money market funds, an 81-225 adjustment (See note 1(d)) was not required for either the MFS Series Trust IV - MFS(R) Money Market Fund or the Nationwide Separate Account Trust - Money Market Fund.


                                                                                                                  ANNUAL
     Contract owners' equity represented by:                 UNITS          UNIT VALUE                            RETURN*
                                                           --------         -----------                           -------
      Contracts in accumulation phase:
         MFS Series Trust IV -
         MFS(R) Money Market Fund:
            Non-tax qualified .........................         6,827        $38.008785          $     259,486           4%
            Tax qualified spectrum ....................     1,006,298         32.218020             32,420,929           4%
            Non-tax qualified spectrum ................       568,052         32.240409             18,314,229           4%

         Massachusetts Investors Growth
         Stock Fund - Class A:
            Non-tax qualified .........................           825        192.429178                158,754          39%
            Tax qualified spectrum ....................       280,157        202.414393             56,707,809          38%
            Non-tax qualified spectrum ................        95,701        171.758959             16,437,504          38%
            Non-tax qualified spectrum (81-225) .......         3,999        187.109241                748,250          38%

         Massachusetts Investors Trust - Class A:
            Non-tax qualified .........................           289        188.520679                 54,482          22%
            Tax qualified spectrum ....................       278,446        159.361559             44,373,589          21%
            Non-tax qualified spectrum ................        83,119        142.985600             11,884,820          21%
            Non-tax qualified spectrum (81-225) .......         1,004        151.908034                152,516          21%

         MFS(R) Bond Fund - Class A:
            Non-tax qualified .........................           342         59.205904                 20,248           3%
            Tax qualified spectrum ....................       402,734         50.471558             20,326,612           3%
            Non-tax qualified spectrum ................       144,138         50.430297              7,268,922           3%
            Non-tax qualified spectrum (81-225) .......           786         50.627514                 39,793           3%

         MFS(R) Emerging Growth Fund - Class A:
            Tax qualified spectrum ....................       320,469         50.131190             16,065,492          23%
            Non-tax qualified spectrum (81-225) .......           779         50.131190                 39,052          23%

         MFS(R) Growth Opportunities Fund - Class A:
            Non-tax qualified .........................           830        194.984157                161,837          28%
            Tax qualified spectrum ....................       633,469        180.233377            114,172,257          27%
            Non-tax qualified spectrum ................       152,136        153.097965             23,291,712          27%
            Non-tax qualified spectrum (81-225) .......        11,929        168.926385              2,015,123          27%

         MFS(R) High Income Fund - Class A:
            Non-tax qualified .........................           217         72.060325                 15,637           0%
            Tax qualified spectrum ....................       279,479         62.788270             17,548,003           0%
            Non-tax qualified spectrum ................       119,105         61.835712              7,364,942           0%
            Non-tax qualified spectrum (81-225) .......         4,449         62.788270                279,345           0%


                                                                     (Continued)

                                                                                                                  ANNUAL
     Contract owners' equity represented by:                 UNITS          UNIT VALUE                            RETURN*
                                                           --------         -----------                           -------
         MFS(R) Research Fund - Class A:
            Non-tax qualified .........................           390        180.672640                 70,462          22%
            Tax qualified spectrum ....................       225,728        177.325237             40,027,271          21%
            Non-tax qualified spectrum ................        81,260        154.941343             12,590,534          21%
            Non-tax qualified spectrum (81-225) .......         1,280        175.255390                224,327          21%

         MFS(R) Total Return Fund - Class A:
            Non-tax qualified .........................           146        117.432831                 17,145          11%
            Tax qualified spectrum ....................       465,417        108.882919             50,675,962          10%
            Non-tax qualified spectrum ................       127,066        105.395033             13,392,125          10%
            Non-tax qualified spectrum (81-225) .......         1,118        107.823630                120,547          10%

         MFS(R) World Governments Fund - Class A:
            Tax qualified spectrum ....................        85,861         51.773614              4,445,334           3%
            Non-tax qualified spectrum ................        16,423         50.475906                828,966           3%
            Non-tax qualified spectrum (81-225) .......           709         51.693122                 36,650           3%

         Nationwide Separate Account Trust -
         Money Market Fund:
            Tax qualified spectrum ....................        32,830         24.593912                807,418           4%
            Non-tax qualified spectrum ................        22,624         24.609906                556,775           4%
                                                             ========        ==========

      Reserves for annuity contracts in payout phase:
            Tax qualified .............................                                                 65,104
            Non-tax qualified .........................                                                 41,989
            Tax qualified spectrum ....................                                              2,737,591
            Non-tax qualified spectrum ................                                              1,239,194
                                                                                                  ------------
                                                                                                  $517,998,737
                                                                                                  ============

* The annual return does not include contract charges satisfied by surrendering units.





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                                       12

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                          Independent Auditors' Report
                          ----------------------------



The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of MFS Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of MFS Variable Account as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of MFS Variable Account as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 5, 1999




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
NATIONWIDE LIFE INSURANCE COMPANY                                                                                ----------------
HOME OFFICE: ONE NATIONWIDE PLAZA o COLUMBUS, OHIO 43215-2220                                                    |   Bulk Rate  |
                                                                                                                 |  U.S. Postage|
                                                                                                                 |   P A I D    |
                                                                                                                 |Columbus, Ohio|
                                                                                                                 |Permit No. 521|
                                                                                                                 ----------------

















Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company